Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2013	June 30, 2014
Assets
Combine Marine Ltd (c)	1	-
Oceanbulk Maritime S.A. (d)	9	176
Managed Vessels of Oceanbulk Shipping LLC (e)	420	1,752
Product Shipping & Trading S.A. (f)	56	25
Total Assets	$486	$1,953

Liabilities
Interchart Shipping Inc. (a)	58	77
Management and Directors Fees (b)	111	71
Managed Vessels of Oceanbulk Shipping LLC (e)	390	1,328
Total Liabilities	$559	$1,476

Capitalized Expenses
	December 31, 2013	June 30, 2014
Advances for vessels under construction and acquisition of vessels and other assets
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (d)	$519	$1,038

Statements of Operations
	Six month period ended June 30,
	2013	2014
Commision on sale of vessel - Oceanbulk Maritime S.A.	(90)	-
Executive directors consultancy fees (b)	(246)	(286)
Non-executive directors compensation (b)	(51)	(71)
Office rent - Combine Marine Ltd. (c)	(20)	(21)
Voyage expenses-Interchart (a)	(397)	(385)
Management fee income - Oceanbulk Maritime S.A. (d)	-	93
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e)	272	1,299
Management fee income Product Shipping & Trading S.A. (f)	40	62